Commitments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 180,195
2023	370,902
2024	304,892
2025	16,135
Total undiscounted lease payments	872,124
Less: Imputed interest	93,074
Present value of lease payments	779,050
Operating lease liabilities, current	364,103	$ 287,769
Operating lease liabilities, long-term	$ 414,946
Weighted-average remaining lease term	2 years 4 months 9 days
Weighted-average discount rate	7.00%